General Money Market Funds

-          General Government Securities Money Market Fund

-          General Treasury Prime Money Market Fund

Incorporated herein by reference is a revised version of the Fund's prospectus dated April 1, 2015, filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 1, 2015 (SEC Accession No. 0000899681-15-000458).